DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance		$ (5,350)	$ (5,797)
Total, beginning balance		1,058,418	928,496
Loan repayments		(163,770)	(22,219)
Loan draw downs		337,736	142,200
Amortization of purchase price adjustment		10,360	9,494
Convertible bond loss on extinguishment	$ 300	300
Capitalized financing fees and expenses			(898)
Amortization of capitalized fees and expenses		1,415	1,345	$ 1,562
Deferred charges, ending balance	(3,935)	(3,935)	(5,350)	(5,797)
Total, ending balance	1,244,459	1,244,459	1,058,418	928,496
Secured Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		886,468	761,739
Loan repayments		(154,666)	(17,471)
Loan draw downs		337,736	142,200
Long term debt, ending balance	1,069,538	1,069,538	886,468	761,739
Convertible Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		177,300	167,815
Loan repayments		(9,104)	0
Loan draw downs		0	0
Amortization of purchase price adjustment		10,360	9,485	6,600
Convertible bond loss on extinguishment		300
Long term debt, ending balance	178,856	178,856	177,300	167,815
Seller's Credit [Member] | Hemen Holdings Ltd [Domain]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		0	4,739
Loan repayments			(4,748)
Amortization of purchase price adjustment			9
Long term debt, ending balance	$ 0	$ 0	$ 0	$ 4,739